Loss Per Share - Summary of Loss Per Share And weighted Average Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to common stockholders – basic and diluted	$ (592,753)	$ (30,348)	$ (40,207)
Basic and diluted weighted average common stock outstanding	150,912,333	70,040,242	68,414,830
Loss per share attributable to common stockholders – basic and diluted	$ (3.93)	$ (0.43)	$ (0.59)